Integrio Technologies, LLC Asset Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Integrio Technologies, LLC [Member]
Business Acquisition [Line Items]
Integrio Technologies, LLC Asset Acquisition

Note 4 - Integrio Technologies, LLC Asset Acquisition

On November 14, 2016, the Company and its wholly-owned subsidiary, Sysorex Government Services, Inc. (collectively, the “Buyer”), entered into an Asset Purchase Agreement, as amended by the Amendment No. 1 to Asset Purchase Agreement (as so amended, the “Purchase Agreement”) with Integrio and Emtec Federal, LLC, a wholly-owned subsidiary of Integrio, (collectively, the “Seller”) which are in the business of providing IT integration and engineering services to customers, primarily government agencies. The transaction closed on November 21, 2016. The consideration paid for the assets included an aggregate of (A) $1,800,000 in cash, of which $1,400,000 minus certain amounts payable to creditors of the Seller was paid upon the closing of the acquisition and $400,000 will be paid in two annual installments of $200,000 each on the respective anniversary dates of the closing, subject to certain set offs and recoupment by Buyer; (B) 35,333 unregistered restricted shares of the Company’s voting common stock valued at $22.50 per share; (C) certain specified assumed liabilities as detailed in the purchase price table below; and (D) up to an aggregate of $1,200,000 in earnout payments, of which up to $400,000 shall be payable to the Seller per year for the three years following the closing. Inpixon acquired these assets to pursue its previously stated strategy to expand its business into the federal government sector because of the large long-term contracts that the government sector offers. Inpixon started with bidding on government contracts directly and this acquisition provided an opportunity to accelerate this expansion. In addition, the acquisition allows Inpixon to offset the revenue softening in the commercial vertical for this business segment that it experienced in 2016.

The total recorded purchase price for the transaction was $2,332,000 at closing on November 21, 2016 (“Closing”) which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued at Closing.

The Purchase Agreement provided for a post-closing adjustment based on the collection of the acquired accounts receivable. If there is an adjustment amount, the buyers available methods of recouping the adjustment amount shall be (i) first, to withhold the annual cash payments and (ii) if those are not sufficient to recoup the amount, to withhold earnout payments otherwise due under the agreement. During the nine months ended September 30, 2017 $561,000 was recorded as a reduction in the amounts owed to Sellers of Integrio for uncollectible accounts receivable.

The purchase price is allocated as follows (in thousands):

Assets Acquired:
Cash	$189
Accounts receivable	2,365
Other receivables	377
Prepaid assets	4,164
Fixed assets	64
Other assets	34
Customer relationships	1,873
Supplier relationships	2,985
Goodwill (A)	3,261
15,312
Liabilities Assumed:
Accounts payable	$8,341
Accrued liabilities	344
Deferred revenue	4,252
Other long term liabilities	43
12,980
Total Purchase Price	$2,332

(A)	The goodwill will be deductible for tax purposes once the contingent and assumed liabilities are settled.

Note 4 — Integrio Technologies, LLC Asset Acquisition

On November 14, 2016, the Company and its wholly-owned subsidiary, Sysorex Government Services, Inc. (collectively, the “Buyer”), entered into an Asset Purchase Agreement with Integrio Technologies, LLC (“Integrio”) and Emtec Federal, LLC, a wholly-owned subsidiary of Integrio, (collectively, the “Seller”) which are in the business of providing IT integration and engineering services to customers, primarily government agencies. The transaction closed on November 21, 2016. The consideration paid for the assets included an aggregate of (A) $1,800,000 in cash, of which $1,400,000 minus the Seller’s Cash On Hand (as defined in the Purchase Agreement) and certain amounts payable to creditors of the Seller were paid upon the closing of the Acquisition (the “Closing”) and $400,000 will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, subject to certain set offs and recoupment by Buyer; (B) 35,333 unregistered restricted shares of the Company’s voting common stock valued at $22.50 per share; (C) the aggregate amount of certain specified assumed liabilities; and (D) up to an aggregate of $1,200,000 in earnout payments, of which up to $400,000 shall be payable to the Seller per year for the three years following the Closing. Inpixon acquired these assets to pursue its previously stated strategy to expand its business into the federal government sector because of the large long-term contracts that the government sector offers. Inpixon started with bidding on government contracts directly and this acquisition provided an opportunity to accelerate this expansion. In addition, the acquisition allows Inpixon to offset the revenue softening in the commercial vertical for this business segment that it experienced in 2016.

The total recorded purchase price for the transaction was $2,332,000 which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued upon closing.

The purchase price is allocated as follows (in thousands):

Assets Acquired:
Cash	$189
Accounts receivable	2,365
Other receivables	377
Prepaid assets	4,164
Fixed assets	64
Other assets	34
Customer Relationships	1,873
Supplier Relationships	2,985
Goodwill(A)	3,261
15,312
Liabilities Assumed:
Accounts payable	$8,341
Accrued liabilities	344
Deferred revenue	4,252
Other long term liabilities	43
12,980
Total Purchase Price	$2,332

(A)	The goodwill will be deductible for tax purposes once the contingent and assumed liabilities are settled.